Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of unobservable inputs related to Level 3 fair value measurements (Details) - Level 3: Significant Unobservable Inputs - number
	Dec. 31, 2021	Dec. 31, 2020
Discount Rate | Real Estate Properties and Joint Ventures | Office | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.058	0.055
Discount Rate | Real Estate Properties and Joint Ventures | Office | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.095	0.090
Discount Rate | Real Estate Properties and Joint Ventures | Office | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.066	0.067
Discount Rate | Real Estate Properties and Joint Ventures | Industrial | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.050	0.052
Discount Rate | Real Estate Properties and Joint Ventures | Industrial | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.083	0.090
Discount Rate | Real Estate Properties and Joint Ventures | Industrial | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.060	0.066
Discount Rate | Real Estate Properties and Joint Ventures | Residential | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.053	0.055
Discount Rate | Real Estate Properties and Joint Ventures | Residential | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.073	0.078
Discount Rate | Real Estate Properties and Joint Ventures | Residential | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.059	0.064
Discount Rate | Real Estate Properties and Joint Ventures | Retail | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.060	0.050
Discount Rate | Real Estate Properties and Joint Ventures | Retail | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.118	0.120
Discount Rate | Real Estate Properties and Joint Ventures | Retail | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.070	0.068
Discount Rate | Real Estate Properties and Joint Ventures | Hotel | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.098	0.103
Discount Rate | Real Estate Operating Business | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.073	0.073
Capitalization Rate | Real Estate Properties and Joint Ventures | Office | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.045	0.040
Capitalization Rate | Real Estate Properties and Joint Ventures | Office | Minimum | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.040	0.040
Capitalization Rate | Real Estate Properties and Joint Ventures | Office | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.085	0.083
Capitalization Rate | Real Estate Properties and Joint Ventures | Office | Maximum | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.080	0.080
Capitalization Rate | Real Estate Properties and Joint Ventures | Office | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.055	0.056
Capitalization Rate | Real Estate Properties and Joint Ventures | Office | Weighted Average | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.050	0.050
Capitalization Rate | Real Estate Properties and Joint Ventures | Industrial | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.040	0.043
Capitalization Rate | Real Estate Properties and Joint Ventures | Industrial | Minimum | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.025	0.038
Capitalization Rate | Real Estate Properties and Joint Ventures | Industrial | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.068	0.073
Capitalization Rate | Real Estate Properties and Joint Ventures | Industrial | Maximum | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.065	0.070
Capitalization Rate | Real Estate Properties and Joint Ventures | Industrial | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.046	0.054
Capitalization Rate | Real Estate Properties and Joint Ventures | Industrial | Weighted Average | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.040	0.048
Capitalization Rate | Real Estate Properties and Joint Ventures | Residential | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.040	0.043
Capitalization Rate | Real Estate Properties and Joint Ventures | Residential | Minimum | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.035	0.038
Capitalization Rate | Real Estate Properties and Joint Ventures | Residential | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.058	0.068
Capitalization Rate | Real Estate Properties and Joint Ventures | Residential | Maximum | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.053	0.060
Capitalization Rate | Real Estate Properties and Joint Ventures | Residential | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.045	0.051
Capitalization Rate | Real Estate Properties and Joint Ventures | Residential | Weighted Average | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.040	0.046
Capitalization Rate | Real Estate Properties and Joint Ventures | Retail | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.050	0.043
Capitalization Rate | Real Estate Properties and Joint Ventures | Retail | Minimum | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.045	0.040
Capitalization Rate | Real Estate Properties and Joint Ventures | Retail | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.095	0.094
Capitalization Rate | Real Estate Properties and Joint Ventures | Retail | Maximum | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.093	0.115
Capitalization Rate | Real Estate Properties and Joint Ventures | Retail | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.057	0.057
Capitalization Rate | Real Estate Properties and Joint Ventures | Retail | Weighted Average | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.052	0.052
Capitalization Rate | Real Estate Properties and Joint Ventures | Hotel | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.078	0.078
Capitalization Rate | Real Estate Properties and Joint Ventures | Hotel | Income Approach—Direct Capitalization
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.073	0.078
Terminal Growth Rate | Real Estate Operating Business | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	0.040	0.025
EBITDA Multiple | Real Estate Operating Business | Market Approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Real Estate Properties and Joint Ventures	21.6	13.9
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Office | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.419	0.506
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Office | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.947	0.918
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Office | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.731	0.772
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Industrial | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.299	0.309
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Industrial | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.713	0.902
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Industrial | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.659	0.691
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Residential | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.384	0.474
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Residential | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.773	0.747
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Residential | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.491	0.641
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Retail & Hospitality | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.598	0.612
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Retail & Hospitality | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.798	0.862
Loan-to-Value Ratio | Loans Receivable, including those with related parties | Retail & Hospitality | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.650	0.687
Loan-to-Value Ratio | Loans Payable | Office | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.361	0.354
Loan-to-Value Ratio | Loans Payable | Office | Minimum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.361	0.354
Loan-to-Value Ratio | Loans Payable | Office | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.635	0.549
Loan-to-Value Ratio | Loans Payable | Office | Maximum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.635	0.549
Loan-to-Value Ratio | Loans Payable | Office | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.458	0.455
Loan-to-Value Ratio | Loans Payable | Office | Weighted Average | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.458	0.455
Loan-to-Value Ratio | Loans Payable | Industrial | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.340	0.546
Loan-to-Value Ratio | Loans Payable | Industrial | Minimum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.340	0.546
Loan-to-Value Ratio | Loans Payable | Industrial | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.449	0.592
Loan-to-Value Ratio | Loans Payable | Industrial | Maximum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.449	0.592
Loan-to-Value Ratio | Loans Payable | Industrial | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.383	0.566
Loan-to-Value Ratio | Loans Payable | Industrial | Weighted Average | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.383	0.566
Loan-to-Value Ratio | Loans Payable | Residential | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.288	0.296
Loan-to-Value Ratio | Loans Payable | Residential | Minimum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.288	0.296
Loan-to-Value Ratio | Loans Payable | Residential | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.536	0.659
Loan-to-Value Ratio | Loans Payable | Residential | Maximum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.536	0.659
Loan-to-Value Ratio | Loans Payable | Residential | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.400	0.482
Loan-to-Value Ratio | Loans Payable | Residential | Weighted Average | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.400	0.482
Loan-to-Value Ratio | Loans Payable | Retail | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.360	0.402
Loan-to-Value Ratio | Loans Payable | Retail | Minimum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.360	0.402
Loan-to-Value Ratio | Loans Payable | Retail | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.763	0.734
Loan-to-Value Ratio | Loans Payable | Retail | Maximum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.763	0.734
Loan-to-Value Ratio | Loans Payable | Retail | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.460	0.476
Loan-to-Value Ratio | Loans Payable | Retail | Weighted Average | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.460	0.476
Equivalency Rate | Loans Receivable, including those with related parties | Office | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.024	0.035
Equivalency Rate | Loans Receivable, including those with related parties | Office | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.095	0.096
Equivalency Rate | Loans Receivable, including those with related parties | Office | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.057	0.066
Equivalency Rate | Loans Receivable, including those with related parties | Industrial | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.043	0.043
Equivalency Rate | Loans Receivable, including those with related parties | Industrial | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.051	0.127
Equivalency Rate | Loans Receivable, including those with related parties | Industrial | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.046	0.068
Equivalency Rate | Loans Receivable, including those with related parties | Residential | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.025	0.032
Equivalency Rate | Loans Receivable, including those with related parties | Residential | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.086	0.070
Equivalency Rate | Loans Receivable, including those with related parties | Residential | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.050	0.049
Equivalency Rate | Loans Receivable, including those with related parties | Retail & Hospitality | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.035	0.054
Equivalency Rate | Loans Receivable, including those with related parties | Retail & Hospitality | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.069	0.099
Equivalency Rate | Loans Receivable, including those with related parties | Retail & Hospitality | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Receivable, including those with related parties	0.052	0.063
Equivalency Rate | Loans Payable | Office | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.018	0.024
Equivalency Rate | Loans Payable | Office | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.037	0.033
Equivalency Rate | Loans Payable | Office | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.032	0.030
Equivalency Rate | Loans Payable | Industrial | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.033	0.033
Equivalency Rate | Loans Payable | Industrial | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.037	0.033
Equivalency Rate | Loans Payable | Industrial | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.034	0.033
Equivalency Rate | Loans Payable | Residential | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.021	0.023
Equivalency Rate | Loans Payable | Residential | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.030	0.032
Equivalency Rate | Loans Payable | Residential | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.028	0.028
Equivalency Rate | Loans Payable | Retail | Minimum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.031	0.028
Equivalency Rate | Loans Payable | Retail | Maximum | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.040	0.042
Equivalency Rate | Loans Payable | Retail | Weighted Average | Income Approach—Discounted Cash Flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	0.035	0.030
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Office | Minimum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.2	1.2
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Office | Maximum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.4	1.4
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Office | Weighted Average | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.3	1.3
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Industrial | Minimum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.2	1.4
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Industrial | Maximum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.3	1.5
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Industrial | Weighted Average | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.3	1.5
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Residential | Minimum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.3	1.2
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Residential | Maximum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.4	1.7
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Residential | Weighted Average | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.3	1.4
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Retail | Minimum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.2	1.3
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Retail | Maximum | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.9	1.8
Weighted Average Cost of Capital Risk Premium Multiple | Loans Payable | Retail | Weighted Average | Net Present Value
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans Payable	1.4	1.4